Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Class S2 Shares | ING Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Index Solution 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020. The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 55% in equity securities; and 45% in debt instruments. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to debt instruments and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors.

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds and cash.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; and high-yield bonds commonly referred to as “junk-bonds.”

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, as a substitute for a taking a position in the underlying asset, minimize risk, and assist in managing cash.

The Portfolio may invest up to 20% of its total assets in exchange-traded funds.

The Portfolio may also allocate in the future to the following non-traditional asset classes (also known as alternative strategies) which include but are not limited to: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% debt instruments.

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation   Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities   The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps   The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency   To the extent that an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Derivatives may not perform as expected, so the Portfolio or an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio or an Underlying Fund to the risk of improper valuation.

Floating Rate Loans   The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities   Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds   If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Underlying Funds costs and impair the ability of the Underlying Funds to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st, 2012, 7.34% and Worst quarter: 2nd, 2012, (1.73)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution 2020 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	57.78%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	58.92%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(58.01%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
1 Yr	rr_ExpenseExampleYear01	93
3 Yrs	rr_ExpenseExampleYear03	290
5 Yrs	rr_ExpenseExampleYear05	504
10 Yrs	rr_ExpenseExampleYear10	10,054
1 Yr	rr_ExpenseExampleNoRedemptionYear01	93
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	290
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	504
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	10,054
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	11.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.73%)
1 Yr	rr_AverageAnnualReturnYear01	11.33%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	15.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Class S2 Shares | ING Index Solution 2020 Portfolio | S&P Target Date 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.76%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5]
10 Yrs	rr_AverageAnnualReturnYear10		[5]
since inception	rr_AverageAnnualReturnSinceInception	17.47%	[5]

[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Effective April 30, 2013, the Portfolio's Management Fee structure was changed to a “bifurcated fee” structure as follows: an annual rate of 0.10% of the Portfolio's average daily net assets invested in Underlying Funds within the ING Funds complex, and 0.30% of the Portfolio's average daily net assets invested in direct investments, which include, but are not limited to, exchange-traded funds, securities issued by non-investment company issuers, such as operating companies, and derivative instruments. The Management Fee reflected in the table is calculated based on an estimated investment of 20% of the Portfolio's assets in direct investments.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.91% of Class S2 shares through at least May 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.